united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/18

Item 1. Reports to Stockholders.

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Report

July 31, 2018

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

Arrow Dow Jones Global Yield ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2018

The Fund’s performance figures* for the periods ended July 31, 2018, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Years	Five Years	July 31, 2018
Arrow Dow Jones Global Yield ETF - NAV	(0.44)%	3.67%	0.46%	(0.16)%	1.88%
Arrow Dow Jones Global Yield ETF - Market Price	0.64%	3.70%	0.72%	(0.43)%	1.80%
Dow Jones Global Composite Yield Index ***	(0.33)%	4.42%	1.36%	2.45%	2.85%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded Net Asset Value “NAV” on July 31, 2018. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/2/2012) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the June 1, 2018 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Commencement of trading was May 8, 2012.

***	The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Energy	23.3%
Financials	21.6%
Government	19.7%
Utilities	9.9%
Communications	5.4%
Materials	5.4%
Consumer Discretionary	5.3%
Industrials	4.6%
Health Care	2.6%
Consumer Staples	0.6%
Technology	0.6%
Other, Cash & Cash Equivalents	1.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 39.3%
	AUTO PARTS MANUFACTURING - 0.6%
470,000	Goodyear Tire & Rubber Co.	5.000	5/31/2026	$440,038

	CHEMICALS - 0.6%
470,000	Olin Corp.	5.000	2/1/2030	445,913

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.6%
445,000	Ingram Micro,Inc.	5.450	12/15/2024	438,888

	EXPLORATION & PRODUCTION - 1.9%
450,000	Gulfport Energy Corp.	6.000	10/15/2024	436,500
428,000	Murphy Oil Corp.	5.750	8/15/2025	430,148
450,000	Southwestern Energy Co.	6.700	1/23/2025	444,938
				1,311,586
	HEALTH CARE FACILITIES & SERVICES - 1.3%
460,000	DaVita, Inc.	5.000	5/1/2025	434,700
435,000	LifePoint Health, Inc.	5.875	12/1/2023	456,293
				890,993
	HOME & OFFICE PRODUCTS MANUFACTURING - 0.7%
473,000	Tempur Sealy International, Inc.	5.500	6/15/2026	452,306

	INDUSTRIAL OTHER - 1.3%
455,000	AECOM	5.125	3/15/2027	442,487
475,000	United Rentals North America, Inc.	4.875	1/15/2028	444,876
				887,363
	INTEGRATED OILS - 0.6%
440,000	Petrobras Global Finance BV	6.250	3/17/2024	449,570

	OIL & GAS SERVICES & EQUIPMENT - 1.2%
413,000	Diamond Offshore Drilling, Inc.	7.875	8/15/2025	431,585
410,000	Exterran Energy Solutions LP	8.125	5/1/2025	431,525
				863,110
	PHARMACEUTICALS - 1.3%
505,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	456,895
542,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/1/2026	461,430
				918,325
	PIPELINE - 2.6%
433,000	Crestwood Midstream Partners LP	5.750	4/1/2025	438,954
440,000	Genesis Energy Finance Corp.	6.750	8/1/2022	451,000
469,000	NuStar Logistics LP	5.625	4/28/2027	459,620
454,000	Summit Midstream Holdings LLC	5.750	4/15/2025	438,110
				1,787,684
	POWER GENERATION - 0.6%
406,000	NRG Energy, Inc.	7.250	5/15/2026	434,420

	REAL ESTATE - 0.7%
523,000	CBL & Associates LP	5.950	12/15/2026	451,457

	REFINING & MARKETING - 0.6%
412,000	PBF Holding Co. LLC	7.000	11/15/2023	430,540

See accompanying fees to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - CONSUMER DISCRETIONARY - 1.9%
440,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	$440,000
445,000	Avis Budget Car Rental LLC	5.500	4/1/2023	439,994
475,000	Sally Capital, Inc.	5.625	12/1/2025	446,500
				1,326,494
	SOVEREIGN - 19.7%
290,000	Brazilian Government International Bond	4.875	1/22/2021	297,395
543,000	Brazilian Government International Bond	4.250	1/7/2025	527,660
430,000	Brazilian Government International Bond	6.000	4/7/2026	456,234
400,000	Brazilian Government International Bond	10.125	5/15/2027	535,000
515,000	Brazilian Government International Bond	5.625	1/7/2041	484,100
425,000	Chile Government International Bond	3.860	6/21/2047	406,300
365,000	Colombia Government International Bond	8.125	5/21/2024	442,106
399,000	Colombia Government International Bond	6.125	1/18/2041	450,870
332,000	Hungary Government International Bond	7.625	3/29/2041	470,252
428,000	Hungary Government International Bond	5.375	3/25/2024	460,977
300,000	Indonesia Government International Bond	2.950	1/11/2023	288,283
500,000	Indonesia Government International Bond	3.500	1/11/2028	470,715
700,000	Indonesia Government International Bond	4.350	1/11/2048	652,702
515,000	Israel Government International Bond	4.500	1/30/2043	530,805
377,000	Mexico Government International Bond	4.000	10/2/2023	379,121
467,000	Mexico Government International Bond	4.750	3/8/2044	439,447
575,000	Mexico Government International Bond	4.600	2/10/2048	528,713
350,000	Panama Government International Bond	8.875	9/30/2027	476,000
349,000	Panama Government International Bond	7.125	1/29/2026	421,505
410,000	Peruvian Government International Bond	5.625	11/18/2050	487,490
250,000	Republic of South Africa Government International Bond	5.500	3/9/2020	257,661
439,000	Republic of South Africa Government International Bond	4.665	1/17/2024	439,003
450,000	Republic of South Africa Government International Bond	4.875	4/14/2026	442,499
537,000	Republic of South Africa Government International Bond	6.250	3/8/2041	550,772
630,000	Republic of South Africa Government International Bond	5.000	10/12/2046	554,287
529,000	Turkey Government International Bond	7.000	3/11/2019	535,737
300,000	Turkey Government International Bond	7.500	11/7/2019	307,739
452,000	Turkey Government International Bond	5.625	3/30/2021	446,378
539,000	Turkey Government International Bond	3.250	3/23/2023	471,808
605,000	Turkey Government International Bond	6.000	1/14/2041	501,188
				13,712,747
	SUPERMARKETS & PHARMACIES - 0.6%
442,000	Ingles Markets, Inc.	5.750	6/15/2023	445,315

	UTILITIES - 1.9%
456,000	AmeriGas Finance Corp.	5.750	5/20/2027	438,330
447,000	Suburban Energy Finance Corp.	5.500	6/1/2024	435,825
590,000	Talen Energy Supply LLC	7.000	10/15/2027	439,550
				1,313,705
	WIRELINE TELECOMMUNICATIONS SERVICES - 0.6%
450,000	Level 3 Financing, Inc.	5.375	1/15/2024	446,625

	TOTAL BONDS & NOTES (Cost $27,437,473)			27,447,079

Shares
	COMMON STOCKS - 40.5%
	AUTOMOTIVE - 0.8%
665,323	Nemak SAB de CV 144A			548,047

See accompanying fees to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

Shares		Value
	BANKING - 1.4%
22,479	National Australia Bank Ltd.	$473,420
47,317	Nordea Bank AB	503,620
		977,040
	HOME & OFFICE PRODUCTS - 0.7%
38,249	Galliford Try PLC	467,865

	IRON & STEEL - 2.7%
202,377	Eregli Demir ve Celik Fabrikalari TAS	455,132
135,523	Fortescue Metals Group Ltd	440,268
18,528	Novolipetsk Steel PJSC - GDR	479,134
30,859	Severstal PJSC	504,595
		1,879,129
	MACHINERY - 0.6%
42,581	Turk Traktor ve Ziraat Makineleri AS	444,980

	METALS & MINING - 1.3%
290,453	Alrosa PJSC	452,827
25,631	MMC Norilsk Nickel PJSC- ADR	443,416
		896,243
	OIL, GAS & COAL - 2.1%
16,649	Bashneft PJSC	439,455
294,098	Indo Tambangraya Megah Tbk PT	580,752
41,858	Tatneft PJSC	483,935
		1,504,142
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 19.6%
24,820	Apple Hospitality REIT, Inc.	446,512
45,402	Artis Real Estate Investment Trust	439,025
235,936	Ascendas Real Estate Investment Trust	476,621
57,791	Ashford Hospitality Trust, Inc.	456,549
40,786	Braemar Hotels & Resorts, Inc.	466,184
185,504	BWP Trust	456,461
76,697	CBL & Associates Properties, Inc.	417,999
142,482	Charter Hall Retail REIT	437,454
21,930	Chatham Lodging Trust	472,372
14,187	Chesapeake Lodging Trust	454,268
25,578	DDR Corp.	350,419
10,556	Eurocommercial Properties NV - ADR	447,108
327,639	Fibra Uno Administracion SA de CV	472,696
53,655	Franklin Street Properties Corp.	472,701
243,653	Growthpoint Properties Ltd.	486,422
29,927	H&R Real Estate Investment Trust	463,846
15,935	Hospitality Properties Trust	450,482
44,375	Independence Realty Trust, Inc.	450,406
26,404	Kimco Realty Corp.	440,683
26,236	Kite Realty Group Trust	442,601
13,160	LaSalle Hotel Properties	456,257
502,760	Mapletree Logistics Trust	465,348
26,369	Mercialys SA	472,669
40,298	Pennsylvania Real Estate Investment Trust	427,965
34,644	Ramco-Gershenson Properties Trust	455,569
602,542	Redefine Properties Ltd.	488,980
3,207	Retail Value, Inc. *	105,959
20,374	RLJ Lodging Trust	460,249

See accompanying fees to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 19.6%
25,235	Senior Housing Properties Trust	$450,192
55,718	Washington Prime Group, Inc.	447,415
11,659	Wereldhave NV	433,531
		13,664,943
	RETAIL - DISCRETIONARY - 0.6%
31,009	GameStop Corp.	446,840

	TELECOMMUNICATIONS - 4.8%
24,257	CenturyLink, Inc.	455,304
51,825	MegaFon PJSC - GDR	494,929
392,345	Rostelecom PJSC	442,034
24,899	SES SA - ADR	498,030
177,513	Spark New Zealand Ltd.	467,693
126,756	Telkom SA SOC Ltd.	487,622
234,306	Telstra Corp Ltd.	494,680
		3,340,292
	TRANSPORTATION & LOGISTICS - 0.6%
47,607	Seaspan Corp.	408,468

	UTILITIES - 5.3%
19,260	CEZ AS	505,596
1,976,076	China Power International Development Ltd.	491,051
88,417	Crius Energy Trust	399,982
113,996	EDP - Energias de Portugal SA	465,367
29,473	Engie SA	476,409
153,877,765	Federal Grid Co. Unified Energy System PJSC	420,221
19,526	Fortum OYJ	490,741
9,927,048	Unipro PJSC	429,871
		3,679,238

	TOTAL COMMON STOCKS (Cost $28,469,994)	28,257,227

	MASTER LIMITED PARTNERSHIPS - 19.2%
	IRON & STEEL - 0.8%
32,364	SunCoke Energy Partners LP	522,679

	OIL, GAS & COAL - 14.2%
26,457	Alliance Resource Partner LP	539,061
46,152	American Midstream Partners LP	244,606
13,668	Buckeye Partners LP	474,143
15,327	Crestwood Equity Partners LP	549,473
22,310	CVR Refining LP	508,668
18,110	Delek Logistics Partners LP	530,623
28,071	Enable Midstream Partners LP	513,980
49,589	Enbridge Energy Partners LP	557,380
25,564	Energy Transfer Partners LP	535,821
31,521	EnLink Midstream Partners LP	491,097
21,817	Genesis Energy LP	501,573
35,564	Martin Midstream Partners LP	466,778
1	Natural Resource Partners LP	32
38,288	NGL Energy Partners LP	472,857
21,027	NuStar Energy LP	534,927
23,062	PBF Logistics LP	490,067

See accompanying fees to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

Shares		Value
	OIL, GAS & COAL (continued) - 14.2%
144,140	Seadrill Partners LLC	$501,607
31,676	Summit Midstream Partners LP	549,579
19,459	Sunoco LP	519,361
28,760	USA Compression Partners LP	468,500
44,844	USD Partners LP	468,620
		9,918,753
	TRANSPORTATION & LOGISTICS - 2.1%
157,967	Capital Product Partners LP	489,698
31,172	Golar LNG Partners LP	511,532
21,802	KNOT Offshore Partners LP	479,644
		1,480,874
	UTILITIES - 2.1%
11,434	AmeriGas Partners LP	492,005
150,715	Ferrellgas Partners LP	476,259
20,725	Suburban Propane Partners LP	492,841
		1,461,105

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,947,635)	13,383,411

	TOTAL INVESTMENTS - 99.0% (Cost - $68,855,102)	$69,087,717
	OTHER ASSETS LESS LIABILITIES - 1.0%	697,348
	TOTAL NET ASSETS - 100.0%	$69,785,065

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At July 31, 2018 144A securities amounted to $548,047 or 0.8% of net assets.

*	Non Income Producing Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LLC - Limited Liability Corporation

LP - Limited Partnership

LTD - Limited Company

OYJ - Julkinen osakeyhtiö

PJSC - Public Joint-Stock Company

PLC - Public Limited Company

SA - Société Anonyme

See accompanying fees to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2018

ASSETS
Investment securities:
At cost	$68,855,102
At value	$69,087,717
Foreign cash (cost $71,859)	71,545
Receivable for investments sold	1,448,306
Dividends and interest receivable	723,414
Prepaid expenses	6,054
TOTAL ASSETS	71,337,036

LIABILITIES
Due to custodian	1,535,041
Investment advisory fees payable	16,930
TOTAL LIABILITIES	1,551,971
NET ASSETS	$69,785,065

Net Assets Consist Of:
Paid in capital	$136,786,134
Accumulated net investment loss	(1,630,698)
Accumulated net realized loss from investments and foreign currency transactions	(65,640,507)
Net unrealized appreciation of investments and foreign currency translations	270,136
NET ASSETS	$69,785,065

Net Asset Value Per Share:
Net Assets	$69,785,065
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,900,000
Net asset value (Net Assets ÷ Shares Outstanding)	$17.89

See accompanying fees to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2018

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $135,926)	$2,167,068
Interest	813,129
TOTAL INVESTMENT INCOME	2,980,197

EXPENSES
Investment advisory fees	287,569
TOTAL EXPENSES	287,569
NET INVESTMENT INCOME	2,692,628

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
In-kind redemptions	1,122,324
Investments	(2,736,063)
Foreign currency transactions	132,231
(1,481,508)
Net change in unrealized depreciation on:
Investments	(2,899,804)
Foreign currency translations	(154,531)
(3,054,335)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND	(4,535,843)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,843,215)

See accompanying fees to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	July 31, 2018	Ended
	(Unaudited)	January 31, 2018
FROM OPERATIONS
Net investment income	$2,692,628	$5,495,473
Net realized loss on investments and foreign currency transactions	(1,481,508)	(3,777,123)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,054,335)	3,172,371
Net increase (decrease) in net assets resulting from operations	(1,843,215)	4,890,721

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,843,550)	(3,859,162)
From return of capital	—	(2,498,153)
Net decrease in net assets resulting from distributions to shareholders	(2,843,550)	(6,357,315)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	128,724	25,102,473
Cost of shares redeemed	(36,223,691)	(12,424,994)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(36,094,967)	12,677,479

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,781,732)	11,210,885

NET ASSETS
Beginning of Period	110,566,797	99,355,912
End of Period*	$69,785,065	$110,566,797
* Includes accumulated net investment loss of:	$(1,630,698)	$(1,479,776)

SHARE ACTIVITY
Shares sold	—	1,350,000
Shares redeemed	(2,025,000)	(675,000)
Net increase (decrease) in shares of beneficial interest outstanding	(2,025,000)	675,000

See accompanying fees to financial statements.

Arrow Dow Jones Global Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Six Months Ended	For the Year		For the Year	For the Year	For the Year	For the Year
	July 31, 2018	Ended		Ended	Ended	Ended	Ended
	(Unaudited)	January 31, 2018		January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
Net asset value, beginning of period	$18.66	$18.92		$16.40	$24.30	$25.70	$26.79
Activity from investment operations:
Net investment income (1)	0.62	1.04		1.12	1.53	1.52	1.51
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)	(0.09)		2.74	(7.71)	(1.03)	(1.00)
Total from investment operations	(0.11)	0.95		3.86	(6.18)	0.49	0.51
Less distributions from:
Net investment income	(0.66)	(0.72)		(1.20)	(1.25)	(1.43)	(1.23)
Return of capital	—	(0.49)		(0.14)	(0.47)	(0.46)	(0.37)
Total distributions	(0.66)	(1.21)		(1.34)	(1.72)	(1.89)	(1.60)
Net asset value, end of period	$17.89	$18.66		$18.92	$16.40	$24.30	$25.70	(4)
Total return (3)(6)	(0.44)%	5.30	% (4)	24.34%	(26.97)%	1.57%	1.94	% (4)
Net assets, at end of period (000s)	$69,785	$110,567		$99,356	$87,310	$160,359	$94,447
Ratio of net expenses to average net assets (5)	0.75%	0.75%		0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (5)	7.04%	5.60%		6.11%	6.97%	5.73%	5.78%
Portfolio Turnover Rate (2)(6)	70%	90%		74%	90%	87%	61%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

See accompanying fees to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2018

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust, (formerly Northern Lights ETF Trust) (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2018

Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2018 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$27,447,079	$—	$27,447,079
Common Stocks	28,257,227	—	—	28,257,227
Master Limited Partnerships	13,383,411	—	—	13,383,411
Total	$41,640,638	$27,447,079	$—	$69,087,717

There were no transfers into or out of Level 1 and Level 2 during the current period. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2018

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2018

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2016 to January 31, 2018, or expected to be taken in the Fund’s January 31, 2019 tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2018

general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $ 31,403,376 and $53,651,369, respectively.

For the six months ended July 31, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $12,845,100, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Adviser serves as the Fund’s investment Adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Adviser is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing service for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2018

Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Adviser, on behalf of the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$3,170	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the six months ended July 31, 2018, the Fund received $31,700 and $128,724 in fixed fees and variable fees, respectively.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2018	January 31, 2017
Ordinary Income	$3,859,162	$6,413,580
Long-Term Capital Gain	—	—
Return of Capital	2,498,153	747,833
	$6,357,315	$7,161,413

As of January 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(62,075,658)	$—	$(238,646)	$(62,314,304)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for real estate investment trusts, partnerships and C-Corporation return of capital distributions.

At January 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$23,515,625	$38,560,033	$62,075,658

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency losses and tax adjustments for passive foreign investment companies, real estate investment trusts, partnerships, realized gain (loss) on in-kind redemptions, and C-Corporation return of capital distributions resulted in reclassification for the year ended January 31, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(19,696)	$(969,639)	$989,335

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2018

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$72,418,219	$4,353,071	$(7,683,573)	$(3,330,502)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distributions after July 31, 2018:

Distribution Per Share	Record Date	Payable Date
$0.1322	8/17/2018	8/22/2018
$0.0660	9/18/2018	9/24/2018

Arrow Dow Jones Global Yield ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 through July 31, 2018.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account Value	Account Value	During Period*	During Period**
	2/1/18	7/31/18	2/1/18– 7/31/18	2/1/18– 7/31/18
Actual	$1,000.00	$995.60	$3.77	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

*	Actual” expense information for the Fund is for the period from February 1, 2018 to July 31, 2018. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 181/365 (to reflect the period from February 1, 2018 to July 31, 2018). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES ARROW ETF TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow ETF Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

Who we are
Who is providing this notice?	Arrow ETF Trust
What we do
How does Arrow ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow ETF Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Arrow ETF Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Arrow ETF Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Arrow ETF Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/9/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/9/18